Warrant liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrant liabilities
Schedule of warrant liabilities

US$
Balance as of December 31, 2023	—
Issuance of warrant liabilities	12,141
Conversion to ordinary shares	(275)
Change in fair values	(6,317)
Balance as of June 30, 2024	5,549

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 31, 2023
Risk‑free interest rate	4.87%
Expected volatility	26.33%
Expected dividend yield	0.00%
Remaining term	1.5	years
Probability of exercise condition	50.00%
Fair value of underlying ordinary share of LGIL	US$0.81

Sponsor warrants
Warrant liabilities
Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of June 30, 2024

Risk-free interest rate	4.36%
Dividend rate	0.0%
Expected term (years)	4.65 years
Expected volatility	20.05%
Spot price	US$6.62